American Funds Mortgage Fund® Prospectus Supplement March 26, 2015 (for prospectus dated November 1, 2014)

The first table under the heading “Example” in the “Fees and expenses of the fund” section of the prospectus is amended in its entirety to read as follows:

Share classes	1 year	3 years	5 years	10 years
A	$446	$597	$ 761	$1,236
B	653	874	1,018	1,579
C	257	486	839	1,834
F-1	76	237	411	918
F-2	47	148	258	579
529-A	456	627	813	1,350
529-B	662	902	1,066	1,683
529-C	265	511	881	1,922
529-E	110	343	595	1,317
529-F-1	62	195	340	762
R-1	146	452	782	1,713
R-2	171	530	913	1,987
R-2E	119	372	644	1,420
R-3	108	337	585	1,294
R-4	73	227	395	883
R-5	44	138	241	542
R-6	37	116	202	456

Keep this supplement with your prospectus.

Lit. No. MFGEBS-127-0315P Printed in USA CGD/AFD/10039-S46984

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS SUPPLEMENT ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/ STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY